Vanguard Target Retirement 2015 Fund

Schedule of Investments (unaudited)
As of December 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (22.0%)
Vanguard Total Stock Market Index Fund Investor Shares	43,747,736	3,484,945

International Stock Fund (15.0%)
Vanguard Total International Stock Index Fund Investor Shares	132,857,654	2,372,838

U.S. Bond Funds (48.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	497,102,751	5,473,101
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	88,357,811	2,178,904
		7,652,005
International Bond Fund (14.8%)
Vanguard Total International Bond Index Fund Investor Shares	207,379,194	2,345,458
Total Investment Companies (Cost $12,181,297)		15,855,246
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 1.816% (Cost $6,128)	61,272	6,128
Total Investments (100.2%) (Cost $12,187,425)		15,861,374
Other Assets and Liabilities-Net (-0.2%)		(25,180)
Net Assets (100%)		15,836,194

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2019, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

Target Retirement 2015 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Realized				Dec. 31,
	2019		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	10	NA1	NA1	—	—	24	—	6,128
Vanguard Short-Term
Inflation-Protected
Securities Index Fund	2,041,604	129,648	—	—	7,652	14,644	—	2,178,904
Vanguard Total Bond
Market II Index Fund	5,331,310	183,016	7,601	—	(33,624)	35,202	—	5,473,101
Vanguard Total
International Bond
Index Fund	2,354,655	81,117	—	—	(90,314)	58,116	—	2,345,458
Vanguard Total
International Stock
Index Fund	2,372,022	26,496	204,059	17,427	160,952	26,496		2,372,838
Vanguard Total Stock
Market Index Fund	3,546,381	18,451	366,697	218,184	68,626	18,451	—	3,484,945
Total	15,645,982	438,728	578,357	235,611	113,292	152,933	—	15,861,374

1 Not applicable—purchases and sales are for temporary cash investment purposes.